Expense Example	Feb. 28, 2026 USD ($)
IDX DYNAMIC FIXED INCOME ETF | IDX DYNAMIC FIXED INCOME ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,380
IDX Alternative FIAT ETF | IDX Alternative FIAT ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178